AMBAC TREASURERS TRUST
U.S. TREASURY MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

Supplement Dated January 20, 1997 to Prospectus and Statement of
Additional Information,each Dated November 1, 1996


Effective December 31, 1996, AMBAC Investment Management, Inc., the investment adviser of AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund, has changed its name to Cadre Financial Services, Inc. The principal offices of the investment adviser are now located at 905 Marconi Avenue, Ronkonkoma, New York 11779.